UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real Estate Securities Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	03/31/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Real Estate Securities Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 93.7%

COMMON STOCKS

Diversified 11.3%
35,800	Archstone-Smith Trust	$1,371,140
47,400	Health Care Property Investors, Inc.	1,312,506
53,000	Newcastle Investment Holdings Corp.(a)(b)	437,250
36,800	Sunrise Senior Living Real Estate Investment Trust (Canada)	354,440
75,300	Thomas Properties Group, Inc.(b)	959,322
19,912	Unibail	3,134,171
43,900	Vornado Realty Trust	3,342,107

		10,910,936

Lodging 12.9%
59,400	DiamondRock Hospitality Co.(a)(b)	605,880
25,900	Fairmont Hotels & Resorts, Inc.	897,176
297,900	Host Marriott Corp.	5,153,670
83,300	Starwood Hotels & Resorts Worldwide, Inc.	4,864,720
58,200	Strategic Hotel Capital, Inc.	960,300

		12,481,746

Multi-Family 3.6%
25,000	Avalonbay Communities, Inc.	1,882,500
31,600	Camden Property Trust	1,611,600

		3,494,100

Office 11.6%
70,100	Boston Properties, Inc.	4,533,367
24,000	Brookfield Properties Corp. (Canada)	897,600
50,400	CB Richard Ellis Group, Inc. (Class A)(b)	1,690,920
19,562	Dundee Real Estate Investment Trust	417,967
51,500	Liberty Property Trust	2,224,800
32,400	PS Business Parks, Inc.	1,461,240

		11,225,894

Retail-Malls 14.1%
179,410	General Growth Properties, Inc.	6,487,466
111,100	Simon Property Group, Inc.	7,184,837

		13,672,303

Retail-Shopping Centers 15.0%
51,000	Acadia Realty Trust	831,300
108,500	Kimco Realty Corp.	6,291,915
79,700	Regency Centers Corp.	4,415,380
23,100	Saul Centers, Inc.	883,575
51,200	Weingarten Realty Investors	2,053,120

		14,475,290
Self-Storage Facilities 5.0%

See Notes to Schedule of Investments

Strategic Partners Real Estate Securities Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
78,300	Public Storage, Inc.	4,365,225
26,700	U-Store-It Trust	463,245

		4,828,470
Specialty Financials 8.8%
21,400	Arbor Realty Trust, Inc.	525,156
95,940	iStar Financial, Inc.	4,342,244
36,100	Medical Properties of America(a)(b)	370,025
119,200	Ventas, Inc.	3,267,272

		8,504,697
Warehouse 11.4%
96,900	AMB Property Corp.	3,913,791
23,400	Catellus Development Corp.	716,040
16,000	First Potomac Realty Trust	364,800
140,300	ProLogis	6,079,199

		11,073,830

	Total long-term investments (cost $ 60,964,671)	90,667,266

Principal Amount (000)	Description
SHORT-TERM INVESTMENT 5.9%
Repurchase Agreement
5,718	State Street Bank & Trust Co. 1.25%, dated 12/31/04, due 1/03/05 in the amount of $5,718,596 (collateralized by U.S. Treasury Bond, 6.625%, 2/15/27; value of collateral including accrued interest was $5,948,218) (cost $5, 718,000)	5,718,000

	Total Investments 99.6% (cost $66,682,671)(c)	96,385,266
	Other assets in excess of liabilities 0.4%	426,145

	Net Assets 100%	$96,811,411

(a)	Fair-valued security (Note 1).

(b)	Non-income producing security.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
67,050,588	$29,334,678	$0	$29,334,678

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

See Notes to Schedule of Investments

Note 1. Accounting Policies

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Real Estate Securities Fund

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.